Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
The following summarizes the relationship between our CEO’s, and our other NEOs’, total compensation paid and our financial performance for the years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our Named Executive Officers other than our CEO are referred to as our
“Non-PEO
NEOs”). For 2024, Mr. Kilroy and Ms. Aman are both included as PEOs since they each served as CEO for a portion of the year:
2024
Pay-Versus-Performance
Table

Year (1)	Summary Compensation Table Total for First PEO (2)	Compensation Actually Paid to First PEO (3)	Summary Compensation Table Total for Second PEO (2)	Compensation Actually Paid to Second PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On:
							Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (5)	FFO (As Adjusted) Per Share (6)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)

2024	$19,329,047	$17,096,780	$10,769,713	$14,249,369	$2,755,267	$4,413,052	$60.91	$117.56	$232,954,000	$4.59

2023	$12,562,542	$25,900,093	—	—	$2,690,472	$3,753,632	$56.50	$112.04	$238,288,000	$4.74

2022	$12,861,760	($2,765,523)	—	—	$2,542,703	$1,051,595	$51.80	$91.22	$259,493,000	$4.77

2021	$13,132,136	$17,166,531	—	—	$2,825,077	$4,112,722	$84.45	$125.76	$658,910,000	$4.23

2020	$11,904,496	($22,070,364)	—	—	$4,663,837	$2,485,568	$70.76	$91.60	$207,293,000	$4.15

(1)
John Kilroy was our CEO for each of the years included in the table above through his retirement on January 21, 2024. On January 22, 2024, Angela Aman became our CEO. For purposes of this table, Mr. Kilroy is referred to as our “First PEO” and Ms. Aman is referred to as our “Second PEO.” For 2020, our
Non-PEO
NEOs were Justin Smart, Tyler Rose, Michelle Ngo, A. Robert Paratte, Heidi Roth, and Jeffrey Hawken. For 2021, our
Non-PEO
NEOs were Justin Smart, Tyler Rose, Michelle Ngo, and A. Robert Paratte. For 2022, our
Non-PEO
NEOs were Justin Smart, Tyler Rose, Eliott Trencher, Michelle Ngo, and A. Robert Paratte. For 2023, our
Non-PEO
NEOs were Justin Smart, Eliott Trencher, A. Robert Paratte, Heidi Roth, and Tyler Rose. For 2024, our
Non-PEO
NEOs were Justin Smart, Jeffrey Kuehling, A. Robert Paratte, Heidi Roth, and Eliott Trencher.

(2)
See the Summary Compensation Table above for the total compensation for our CEO for each year covered in the table (or, for years prior to 2022, the Summary Compensation Table in our annual proxy statement for the applicable year). The average total compensation for the
Non-PEO
NEOs for 2024 was calculated from the Summary Compensation Table above. The average total compensation for the
Non-PEO
NEOs for each of 2023, 2022, 2021, and 2020 was calculated from the Summary Compensation Table as disclosed in the Company’s Proxy Statement filed with the Securities and Exchange Commission in 2024, 2023, 2022, or 2021, respectively.

(3)
For purposes of this table, the compensation actually paid (also referred to as “Compensation Actually Paid” or “CAP”) to each of our Named Executive Officers (including, for this purpose, each former named executive officer included in one of the
Non-PEO
NEO groups) means the executive officer’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the executive officer for the applicable year, and adjusted for the following with respect to the RSUs granted to the executive officer:

•	Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year;

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year;

•	Plus the vesting date value of awards which were granted and vested during the same covered fiscal year;

•	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year;

•	Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year;

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends were paid on unvested awards and the crediting of dividend equivalents in accordance with the applicable award terms has been taken into account in determining the applicable fiscal year-end
or vesting date value of the awards); and

•
Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the RSUs held by the Named Executive Officers were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form
10-K
each year and the footnotes to the Summary Compensation Table that appear in our annual proxy statement.

The table reflects the CAP (determined as noted above) for our CEO and, for our
Non-PEO
NEOs, the average of the CAPs determined for the
Non-PEO
NEOs
for each of the years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for Mr. Kilroy, our first CEO during 2024

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Chief Executive Officer	2024
Summary Compensation Table Total	$19,329,047
Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$0
Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$0
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$0
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($3,845,578)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Value of Dividends or Other Earnings Paid During the Fiscal Year on Equity Awards Not Otherwise Reflected in Total Compensation	$1,613,310
Compensation Actually Paid	$17,096,780
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for Ms. Aman, our second CEO during 2024.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Chief Executive Officer	2024
Summary Compensation Table Total	$10,769,713
Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	($7,545,908)
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$10,525,450
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$0
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$0
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Value of Dividends or Other Earnings Paid During the Fiscal Year on Equity Awards Not Otherwise Reflected in Total Compensation	$500,114
Compensation Actually Paid	$14,249,369

The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for 2024 to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for 2024.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2024
Summary Compensation Table Total	$2,755,267
Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	($1,505,560)
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$2,350,642
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$463,813
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($102,814)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Value of Dividends or Other Earnings Paid During the Fiscal Year on Equity Awards Not Otherwise Reflected in Total Compensation	$451,704
Compensation Actually Paid	$4,413,052

(4)
Total Shareholder Return represents the return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in the FTSE
NAREIT
All Equity REIT Index for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three years against our total shareholder return and the total shareholder return for the FTSE NAREIT All Equity REIT Index (each calculated as described above) over that period of time.

(5)
This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three years against our net income for each of those years.

(6)
This column shows the Company’s FFO (As Adjusted) Per Share for each fiscal year covered by the table. We consider FFO (As Adjusted) Per Share to be a key metric in our executive compensation program, used in determining vesting of our NEOs’ performance-based RSUs. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three years against our FFO (As Adjusted) Per Share for each of those years. See
Appendix A
for a definition of FFO (As Adjusted) Per Share.

Company Selected Measure Name	FFO (As Adjusted) Per Share
Named Executive Officers, Footnote	For 2020, our
Non-PEO
NEOs were Justin Smart, Tyler Rose, Michelle Ngo, A. Robert Paratte, Heidi Roth, and Jeffrey Hawken. For 2021, our
Non-PEO
NEOs were Justin Smart, Tyler Rose, Michelle Ngo, and A. Robert Paratte. For 2022, our
Non-PEO
NEOs were Justin Smart, Tyler Rose, Eliott Trencher, Michelle Ngo, and A. Robert Paratte. For 2023, our
Non-PEO
NEOs were Justin Smart, Eliott Trencher, A. Robert Paratte, Heidi Roth, and Tyler Rose. For 2024, our
Non-PEO
	NEOs were Justin Smart, Jeffrey Kuehling, A. Robert Paratte, Heidi Roth, and Eliott Trencher.
Peer Group Issuers, Footnote
(4)
Total Shareholder Return represents the return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in the FTSE
NAREIT
All Equity REIT Index for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three years against our total shareholder return and the total shareholder return for the FTSE NAREIT All Equity REIT Index (each calculated as described above) over that period of time.

Adjustment To PEO Compensation, Footnote
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for Mr. Kilroy, our first CEO during 2024

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Chief Executive Officer	2024
Summary Compensation Table Total	$19,329,047
Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$0
Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$0
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$0
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($3,845,578)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Value of Dividends or Other Earnings Paid During the Fiscal Year on Equity Awards Not Otherwise Reflected in Total Compensation	$1,613,310
Compensation Actually Paid	$17,096,780
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for Ms. Aman, our second CEO during 2024.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Chief Executive Officer	2024
Summary Compensation Table Total	$10,769,713
Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	($7,545,908)
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$10,525,450
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$0
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$0
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Value of Dividends or Other Earnings Paid During the Fiscal Year on Equity Awards Not Otherwise Reflected in Total Compensation	$500,114
Compensation Actually Paid	$14,249,369

Non-PEO NEO Average Total Compensation Amount	$ 2,755,267	$ 2,690,472	$ 2,542,703	$ 2,825,077	$ 4,663,837
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,413,052	3,753,632	1,051,595	4,112,722	2,485,568
Adjustment to Non-PEO NEO Compensation Footnote
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for 2024 to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for 2024.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2024
Summary Compensation Table Total	$2,755,267
Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	($1,505,560)
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$2,350,642
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$463,813
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($102,814)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Value of Dividends or Other Earnings Paid During the Fiscal Year on Equity Awards Not Otherwise Reflected in Total Compensation	$451,704
Compensation Actually Paid	$4,413,052

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Following is an unranked list of the Company’s financial performance measures we consider most important in linking the compensation actually paid to our
Named
Executive Officers for 2024 with Company performance.

•	FFO (As Adjusted) Per Share

•	FFO Per Share

•	Relative Total Shareholder Return (TSR Percentile Ranking)

•	Average Net Debt to EBITDA Ratio

Total Shareholder Return Amount	$ 60.91	56.5	51.8	84.45	70.76
Peer Group Total Shareholder Return Amount	117.56	112.04	91.22	125.76	91.6
Net Income (Loss)	$ 232,954,000	$ 238,288,000	$ 259,493,000	$ 658,910,000	$ 207,293,000
Company Selected Measure Amount	4.59	4.74	4.77	4.23	4.15
Measure:: 1
Pay vs Performance Disclosure
Name	FFO (As Adjusted) Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	FFO Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR Percentile Ranking)
Measure:: 4
Pay vs Performance Disclosure
Name	Average Net Debt to EBITDA Ratio
Mr.Kilroy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,329,047	$ 12,562,542	$ 12,861,760	$ 13,132,136	$ 11,904,496
PEO Actually Paid Compensation Amount	$ 17,096,780	$ 25,900,093	$ (2,765,523)	$ 17,166,531	$ (22,070,364)
PEO Name	Mr. Kilroy	Mr. Kilroy	Mr. Kilroy	Mr. Kilroy	Mr. Kilroy
Ms.Aman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,769,713
PEO Actually Paid Compensation Amount	$ 14,249,369
PEO Name	Ms. Aman
PEO | Mr.Kilroy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mr.Kilroy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Kilroy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Kilroy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Kilroy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,845,578
PEO | Mr.Kilroy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Kilroy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,613,310
PEO | Ms.Aman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,545,908)
PEO | Ms.Aman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,525,450
PEO | Ms.Aman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Aman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Aman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Aman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Aman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,114
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,505,560)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,350,642
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,813
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,814)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 451,704